Intangible Assets (Details) - Schedule of net intangible assets - USD ($)	Jan. 31, 2022	Jul. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 376,250	$ 376,250
Less: accumulated amortization	(182,919)	(142,919)
Intangible assets	193,331	233,331
Financial and news platform [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	56,250	56,250
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	$ 320,000	$ 320,000